Document And Entity Information	Feb. 28, 2024
Document Information [Line Items]
Entity, Registrant Name	LINDBLAD EXPEDITIONS HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 28, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35898
Entity, Tax Identification Number	27-4749725
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	261-9000
Title of 12(b) Security	Common Stock
Trading Symbol	LIND
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001512499